STOCK OPTIONS AND AWARDS (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
tock option activity for the year ended December 31, 2016, is summarized as follows:

(Dollars in thousands, except per share data)	Number of shares	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
Outstanding at beginning of year	239,898	$13.60
Granted	0	0.00
Exercised	(126,591)	14.96
Forfeited or expired	0	0.00
Outstanding at end of year	113,307	$12.08	1.0 years	$1,855
Exercisable at end of year	113,307	$12.08	1.0 years	$1,855

Schedule of Cash Proceeds Received from Share-based Payment Awards [Table Text Block]
ntrinsic value of stock options is defined as the difference between the current market value and the exercise price. First Financial uses treasury shares purchased under the Company's share repurchase program to satisfy share-based exercises.

	2016	2015	2014
Total intrinsic value of options exercised	$661	$492	$1,479
Cash received from exercises	$801	$744	$1,056
Tax benefit from exercises	$1,958	$1,488	$1,475

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
Activity in restricted stock for the previous three years ended December 31 is summarized as follows:

	2016		2015		2014
	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value	Number of shares	Weighted average grant date fair value
Nonvested at beginning of year	643,641	$17.21	494,452	$16.43	456,032	$16.00
Granted	317,695	18.13	439,674	17.65	273,933	16.80
Vested	(263,713)	16.82	(227,905)	16.45	(215,796)	16.19
Forfeited	(48,806)	17.37	(62,580)	16.58	(19,717)	16.40
Nonvested at end of year	648,817	$17.82	643,641	$17.21	494,452	$16.43